Cover	Sep. 02, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 02, 2026
Entity File Number	001-42941
Entity Registrant Name	Caring Brands, Inc.
Entity Central Index Key	0002020737
Entity Tax Identification Number	99-4103908
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	130 S Indian River Drive
Entity Address, Address Line Two	Suite 202 pbm# 1232
Entity Address, City or Town	Fort Pierce
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34950
City Area Code	(561)
Local Phone Number	896-7616
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CABR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false